Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1.   Description of Business

AppHarvest was founded on January 19, 2018 and, together with its subsidiaries, is an applied technology company in Appalachia developing some of the world’s largest high-tech indoor farms, designed to grow non-GMO, chemical pesticide-free produce, using primarily rainwater while producing significantly higher yields than those of traditional agriculture on the same amount of land. AppHarvest will combine conventional agricultural techniques with cutting-edge technology including artificial intelligence and robotics to improve access to nutritious food, farming more sustainably, building a domestic food supply, and increasing investment in Appalachia. The Company’s operations through December 31, 2020, were limited to organizing and staffing, business planning, raising capital, and acquiring and developing properties for Controlled Environment Agriculture (“CEA”). The Company has not generated any revenues through December 31, 2020.

Basis of Presentation and Recapitalization Transaction

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted principles (“U.S. GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”) and are presented in U.S. Dollars.

On January 29, 2021, (the “Closing Date”), Novus Capital Corporation (“Novus”), a special purpose acquisition company, consummated the business combination agreement and plan of reorganization (the “Business Combination Agreement”) dated September 2020, by and among ORGA, Inc., a wholly owned subsidiary of Novus (“Merger Sub”), and AppHarvest Operations, Inc., a Delaware corporation (f/k/a AppHarvest, Inc.) (“Legacy AppHarvest”).

Pursuant to the terms of the Business Combination Agreement, a business combination between Novus and Legacy AppHarvest was effected through the merger of Merger Sub with and into Legacy AppHarvest, with Legacy AppHarvest surviving the merger as a wholly-owned subsidiary of Novus (the “Merger” and, collectively with the other transactions described in the Business Combination Agreement, the “Business Combination”). On the Closing Date, Novus changed its name to AppHarvest, Inc. (the “Company”, “we”, “our” or “AppHarvest”).

Pursuant to the Business Combination Agreement, the Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with U.S. GAAP. Under this method of accounting, Novus is treated as the “acquired” company and Legacy AppHarvest is treated as the acquirer for financial reporting purposes. The Reverse Recapitalization was treated as the equivalent of Legacy AppHarvest issuing stock for the net assets of Novus, accompanied by a recapitalization. The net assets of Novus are stated at historical cost, with no goodwill or other intangible assets recorded.

Legacy AppHarvest was determined to be the accounting acquirer based on the following predominant factors:

●	Legacy AppHarvest stockholders have the largest portion of voting rights in the Company;
●	The Board and Management are primarily composed of individuals associated with Legacy AppHarvest; and
●	Legacy AppHarvest was the larger entity based on historical operating activity and Legacy AppHarvest had the larger employee base at the time of the Business Combination.

In connection or concurrent with the Business Combination:

●	Each share of Legacy AppHarvest redeemable convertible preferred stock that was issued and outstanding prior to the Business Combination was automatically converted into shares of Legacy AppHarvest common stock, such that each converted share of redeemable convertible preferred stock was no longer outstanding and ceased to exist.
●	Novus assumed an outstanding convertible note issued by Legacy AppHarvest (the “Legacy AppHarvest Convertible Note”) after the date of the Business Combination Agreement and before the Merger. At the time of the Merger, the outstanding principal and unpaid accrued interest due on the Legacy AppHarvest Convertible Note were converted into shares of the Company’s common stock in accordance with the terms of the Legacy AppHarvest Convertible Note, and such converted Legacy AppHarvest Convertible Note was no longer outstanding and ceased to exist, and any liens securing obligations under the Legacy AppHarvest Convertible Note were released.
●	Each share of Legacy AppHarvest common stock, including the Legacy AppHarvest common stock issued upon conversion of the Legacy AppHarvest redeemable convertible preferred stockholders, was converted into and exchanged for 2.1504 shares (the “Exchange Ratio”) of the Company’s common stock.
●	Each option to purchase Legacy AppHarvest common stock that was outstanding, whether vested or unvested, was converted into an option to purchase a number of shares of the Company’s common stock equal to the product (rounded down to the nearest whole number) of (i) the number of shares of Legacy AppHarvest common stock subject to such Legacy AppHarvest option and (ii) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per share of such Legacy AppHarvest option, divided by (B) the Exchange Ratio.
●	Each restricted stock unit awarded by Legacy AppHarvest that was outstanding, whether vested or unvested, was converted into an award of restricted stock units to acquire a number of shares of the Company common stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Legacy AppHarvest Common Stock subject to the Legacy AppHarvest restricted stock unit award and (2) the Exchange Ratio.
●	On the Closing Date, a number of purchasers purchased from the Company an aggregate of 37,500 shares of common stock in a private placement pursuant to separate subscription agreement (the “PIPE investment”), for $10.00 per share and an aggregate purchase price of $375,000.
●	The Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 760,000 shares, of which 750,000 shares were designated common stock, $0.0001 par value per share, and 10,000 shares designated preferred stock, $0.0001 par value per share.

These transactions, together with the Business Combination, are collectively referred to as the “Recapitalization Transaction”. Upon closing of the Business Combination, the Company received gross proceeds of $475,000, including $375,000 in gross proceeds from the fully committed common stock PIPE.

The consolidated assets, liabilities and results of operations are those of Legacy AppHarvest for all periods presented. However, the equity structure has been recast for all periods presented to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy AppHarvest stockholders in connection with the Recapitalization Transaction. As such, the shares and corresponding capital amounts and losses per share related to Legacy AppHarvest redeemable convertible preferred stock and Legacy AppHarvest common stock prior to the Business Combination have been retroactively recast based on shares reflecting the Exchange Ratio established in the Business Combination. Activity within the Statements of Stockholders’ Equity for the issuance of Legacy AppHarvest redeemable convertible preferred stock and SAFE Note conversion also have been retroactively converted to the Company’s common stock.

All U.S. Dollar and share amounts are in thousands, except per share amounts, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise specified.